Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)
Property Plant and Equipment [Line Items]
Construction in progress	¥ 729	$ 113	¥ 125
Total	56,929	8,795	57,822
Less: accumulated depreciation	41,125	6,353	38,073
Property and equipment, net	15,804	2,442	19,749
Leasehold Improvement
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	41,029	6,338	41,970
Motor Vehicles
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	2,819	436	2,593
Electronic Equipment
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	5,281	816	4,818
Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	¥ 7,071	$ 1,092	¥ 8,316